Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Quantitative Information About Company's Leases
The following summarizes quantitative information about the Company’s leases:

	Year Ended December 31,
($ in thousands)	2021	2020
Finance lease cost
Amortization of right-of-use assets	$2,060	$2,060
Interest on lease liabilities	2,044	2,180
Total finance lease cost	4,104	4,240
Operating lease cost	105	152
Total lease cost	$4,209	$4,392

	Year Ended December 31, 2021		Year Ended December 31, 2020
($ in thousands)	Finance Leases	Operating Leases	Finance Leases	Operating Leases

Operating cash flows from leases	$(2,044)	$(105)	$(2,180)	$(182)
Financing cash flows from leases	$(1,729)	$—	$(1,500)	$—
Weighted-average remaining lease term	5.04	5.74	5.52	6.24
Weighted-average discount rate	8.50%	8.50%	8.50%	8.50%

Schedule of Maturities of Finance Lease Liabilities
As of December 31, 2021, the maturities of the Company’s lease liabilities were as follows:

($ in thousands)	Finance Leases	Operating Leases
2022	$3,868	$105
2023	3,965	105
2024	4,065	105
2025	4,167	105
2026	4,237	105
Thereafter	12,699	574
Total	33,001	1,099
Less: present value discount	(9,911)	(372)
Lease liabilities	$23,090	$727

Schedule of Maturities of Operating Lease Liabilities
As of December 31, 2021, the maturities of the Company’s lease liabilities were as follows:

($ in thousands)	Finance Leases	Operating Leases
2022	$3,868	$105
2023	3,965	105
2024	4,065	105
2025	4,167	105
2026	4,237	105
Thereafter	12,699	574
Total	33,001	1,099
Less: present value discount	(9,911)	(372)
Lease liabilities	$23,090	$727